Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000244420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Nasdaq-100 Premium Income ETF
Trading Symbol	GPIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs Nasdaq-100 Core Premium Income ETF) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
AssetsNet	$ 1,033,375,342
Advisory Fees Paid, Amount	$ 826,195
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$1,033,375,342 # of Portfolio Holdings102 Portfolio Turnover Rate3% Total Net Advisory Fees Paid$826,195
Holdings [Text Block]

Sector Allocation (%)

Information Technology	53.3%
Communication Services	15.5%
Consumer Discretionary	13.4%
Consumer Staples	5.2%
Health Care	4.8%
Industrials	4.5%
Utilities	1.4%
Materials	1.3%
Energy	0.5%
Other	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000244421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs S&P 500 Premium Income ETF
Trading Symbol	GPIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) (formerly, Goldman Sachs S&P 500 Core Premium Income ETF) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
AssetsNet	$ 1,021,868,816
Advisory Fees Paid, Amount	$ 885,976
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2025)

Total Net Assets$1,021,868,816 # of Portfolio Holdings504 Portfolio Turnover Rate2% Total Net Advisory Fees Paid$885,976
Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Financials	14.1%
Consumer Discretionary	10.4%
Communication Services	9.8%
Health Care	9.3%
Industrials	8.6%
Consumer Staples	5.5%
Energy	3.0%
Utilities	2.4%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized
[2]	Annualized